SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	Jan. 01, 2024 USD ($) shares
Subsequent Event [Line Items]
Convertible notes payable | $	$ 160,400
Common shares issued | shares	209,997